245 Summer Street	Fidelity® Investments
Boston, MA 02210

March 29, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440
Fidelity Advisor Freedom 2070 Fund
Fidelity Flex Freedom Blend 2070 Fund
Fidelity Freedom 2070 Fund
Fidelity Freedom Blend 2070 Fund
Fidelity Freedom Index 2070 Fund
Fidelity Sustainable Target Date 2070 Fund (the fund(s))

Post-Effective Amendment No. 155

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, Regulation S-T and Rule 485(a) under the Securities Act of 1933, as amended, (33 Act) transmitted herewith on behalf of the trust is Post-Effective Amendment No. 155 to the trust’s current effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the trust.

The filing serves to register Fidelity Advisor Freedom 2070 Fund, Fidelity Flex Freedom Blend 2070 Fund, Fidelity Freedom 2070 Fund, Fidelity Freedom Blend 2070 Fund, Fidelity Freedom Index 2070 Fund, Fidelity Sustainable Target Date 2070 Fund as new series of the trust.

This filing contains the Prospectus(es) and Statement(s) of Additional Information for the fund(s) referenced above.

Pursuant to Rule 485(a), the trust elects an effective date of June 12, 2024. We request your comments by April 28, 2024.

Please contact Renée Fuller at (603) 721-4221 with any questions or comments regarding this filing.

Sincerely,

/s/ Renée Fuller
Renée Fuller
Shareholder Reporting